ACQUISITION OF DECAHEDRON, LTD.	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 3- ACQUISITION OF DECAHEDRON, LTD.

On February 10, 2017, the Company completed the acquisition pursuant to the Decahedron SPA acquiring 100% of the outstanding shares of Decahedron, a United Kingdom company. Decahedron is a pharmaceuticals wholesaler which specializes in imports and exports of branded and generic pharmaceutical products within the EEA and around the world. At closing, the Company acquired 100% of Decahedron’s outstanding shares in exchange for 170,000 shares of Cosmos common stock valued at $1,479,000 (the “Acquisition”).

The Company recognized the Decahedron assets acquired and liabilities assumed based upon the fair value of such assets and liabilities measured as of the date of acquisition. The aggregate purchase price for Decahedron has been allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price over the fair value of the acquired net assets represents cost and revenue synergies specific to the Company, as well as non-capitalizable intangible assets, such as the license held by Decahedron for the wholesale of pharmaceuticals in the United Kingdome and Europe, the remainder has been allocated to goodwill, none of which is tax deductible.

During the nine months ended September 30, 2017, we recorded an adjustment of $28,002 primarily related to other assets and an adjustment of the accounts payable associated with the Decahedron acquisition. We finalized our allocation of the purchase price during the nine months ended September 30, 2017. The final unaudited allocation of purchase price as of September 30, 2017, is as follows:

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

The components of the acquired intangible assets were as follows (in thousands):

	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

_____________

(a) U.K Pharmaceutical Wholesale Distribution License

Unaudited Supplemental Pro Forma Data

The pro forma statements of operations data for the nine months ended September 30, 2017, below, give effect to the Decahedron Acquisition, described above, as if it had occurred at January 1, 2017. These amounts have been calculated after applying our accounting policies and adjusting the results of Decahedron intangible amortization that would have been charged assuming the fair value adjustments had been applied and incurred since January 1, 2017. This pro forma data is presented for informational purposes only and does not purport to be indicative of our future results of operations.

Revenue of $2,622,547 and net loss of $255,672 since the acquisition date are included in the consolidated statement of operations and comprehensive income (loss) for nine months ended September 30, 2017.

Unaudited proforma results of operations for the nine months ended September 30, 2017 and 2016 as though the Company acquired Decahedron on the first of each fiscal year are set forth below.

	Nine Months Ended September 30,
	2017	2016
Revenues	$19,968,845	$5,007,806
Cost of revenues	18,356,228	4,672,794
Gross profit	1,612,617	335,012

Operating expenses	4,411,620	614,515
Operating loss	(2,799,003)	(279,503)

Other income (expense)	(524,952)	(238,528)

Net Loss	$(3,323,955)	$(518,031)

The purchase price exceeded the estimated fair value of the net assets acquired by $1,949,884 which was recorded as Goodwill. Goodwill represents the difference between the total purchase price for the net assets purchased from Decahedron and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed. At the conclusion of the acquisition, goodwill was reviewed for impairment and it was determined that indicators of impairment existed.

As of September 30, 2017, after our assessment of the totality of the events that could impair goodwill, it was the Company’s conclusion “it is not more likely than not” that the Goodwill was impaired. Therefore, the Company was not required to conduct a two-step quantitative goodwill impairment test. No events have occurred after September 30, 2017 that would affect the Company’s conclusion as of the September 30, 2017 assessment date. As a result of the Company’s assessment, 100% of the goodwill of $1,949,884 was recorded as an impairment of goodwill.